Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Long-Term Debt

Long-term debt consists of the following at June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013
Senior Credit Facility	$381,250	$502,106
7 7/8% Senior Subordinated Notes	—	400,000
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
5 3/8% Senior Notes	510,000	—
Other notes with various rates and terms	1,617	1,696

	1,927,867	1,938,802
Less current maturities	(15,636)	(55,935)

Long-term debt, excluding current maturities	$1,912,231	$1,882,867

Long-term debt consists of the following at December 31, 2013 and 2012:

	2013	2012
Senior Credit Agreement	$502,106	$384,664
7 7/8% Senior Subordinated Notes	400,000	400,000
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
9 3/4% Senior Notes	—	339,121
Other notes with various rates and terms	1,696	2,069

	1,938,802	2,160,854
Less current maturities	(55,935)	(33,134)

Long-term debt excluding current maturities	$1,882,867	$2,127,720

Schedule of Maturities of Long Term Debt

The Term A Loans began amortizing on June 30, 2014 in quarterly installments on each September 30, December 31, March 31, and June 30 thereafter, as follows:

Principal Payment Date	Principal Amount
September 30, 2014-March 31, 2016	$3,750
June 30, 2016- March 31, 2017	$5,625
June 30, 2017-December 31, 2018	$11,250
Term A Loan Maturity Date	$168,750
Long-term debt matures as follows:

2014	$55,935
2015	$335,698
2016	$27,142
2017	$85,000
2018	$400,000
Later years	$1,035,027

Remaining Quarterly Amortizations of Term Loan Facilities

The remaining quarterly amortizations of the Term facilities as of December 31, 2013 is as follows:

	Term A-1	Term A-2	Term A-3	Term B
March 31, 2014	$6,750	$750	$625	$57.5
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$57.4
March 31, 2015	$13,500	$1,500	$1,250	$57.5
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$57.4
December 31, 2015	$74,250	$8,250	$1,250	$57.4
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$57.4
December 31, 2016	$—	$—	$1,250	$21,474.7
March 31, 2017— June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

LAMAR MEDIA CORP [Member]
Long-Term Debt

Long-term debt consists of the following at December 31, 2013 and 2012:

	2013	2012
Senior Credit Agreement	$502,106	$384,664
7 7/8% Senior Subordinated Notes	400,000	400,000
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
9 3/4% Senior Notes	—	339,121
Other notes with various rates and terms	1,696	2,069

	1,938,802	2,160,854
Less current maturities	(55,935)	(33,134)

Long-term debt excluding current maturities	$1,882,867	$2,127,720

Schedule of Maturities of Long Term Debt	Long-term debt matures as follows:

2014	$55,935
2015	$335,698
2016	$27,142
2017	$85,000
2018	$400,000
Later years	$1,035,027